FINANCIAL INSTRUMENTS (Schedule of Sensitivity Tests Relating to Changes in Market Factors) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Increase of 5% in exchange rate [Member]
Sensitivity test to changes in the USD/NIS exchange rate:
Gain (loss) from change:	$ (381)	$ (1,059)
Decrease of 5% in exchange rate [Member]
Sensitivity test to changes in the USD/NIS exchange rate:
Gain (loss) from change:	381	1,059
Increase of 5% in market price [Member]
Sensitivity test to changes in market price of listed Securities:
Gain (loss) from change:	106	1,303
Decrease of 5% in market price [Member]
Sensitivity test to changes in market price of listed Securities:
Gain (loss) from change:	$ (106)	$ (1,303)